Short-term bonds (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of short-term bonds [line items]
Face value	¥ 25,000,000
Balance as at the end of last year	11,541,454
Issued Amount	30,000,000	¥ 40,000,000	¥ 30,988,679
Balance as at the end of year	9,025,535	11,541,454
Short-term bonds [member]
Disclosure of short-term bonds [line items]
Issue Price	41,500,000
Balance as at the end of last year	11,541,454
Issued Amount	30,000,000
Interest	271,467
Amortization	3,651
Repayment	(32,791,037)
Balance as at the end of year	9,025,535	11,541,454
Super short-bond (2018 11th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,500,000
Issuance Date	October 2018
Maturity	180 days
Issue Price	¥ 2,500,000
Coupon Rate	3.20%
Balance as at the end of last year	¥ 2,515,816
Issued Amount	0
Interest	23,233
Amortization	403
Repayment	(2,539,452)
Balance as at the end of year	0	2,515,816
Super short-bond (2018 12th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	November 2018
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.78%
Balance as at the end of last year	¥ 2,006,575
Issued Amount	0
Interest	6,703
Amortization	432
Repayment	(2,013,710)
Balance as at the end of year	0	2,006,575
Super short-bond (2018 13th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	November 2018
Maturity	180 days
Issue Price	¥ 2,000,000
Coupon Rate	3.10%
Balance as at the end of last year	¥ 2,006,841
Issued Amount	0
Interest	23,781
Amortization	(47)
Repayment	(2,030,575)
Balance as at the end of year	0	2,006,841
Super short-bond (2018 14th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	November 2018
Maturity	180 days
Issue Price	¥ 2,000,000
Coupon Rate	3.05%
Balance as at the end of last year	¥ 2,005,323
Issued Amount	0
Interest	23,564
Amortization	1,195
Repayment	(2,030,082)
Balance as at the end of year	0	2,005,323
Super short-bond (2018 15th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	November 2018
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.78%
Balance as at the end of last year	¥ 2,004,557
Issued Amount	0
Interest	8,531
Amortization	622
Repayment	(2,013,710)
Balance as at the end of year	0	2,004,557
Super short-bond (2018 16th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 1,000,000
Issuance Date	December 2018
Maturity	270 days
Issue Price	¥ 1,000,000
Coupon Rate	3.30%
Balance as at the end of last year	¥ 1,002,342
Issued Amount	0
Interest	22,060
Amortization	9
Repayment	(1,024,411)
Balance as at the end of year	0	1,002,342
Super short-bond (2019 1st) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	March 2019
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.40%
Balance as at the end of last year	¥ 0
Issued Amount	2,000,000
Interest	11,803
Amortization	0
Repayment	(2,011,803)
Balance as at the end of year	0	0
Super short-bond (2019 2nd) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 5,000,000
Issuance Date	May 2019
Maturity	180 days
Issue Price	¥ 5,000,000
Coupon Rate	2.30%
Balance as at the end of last year	¥ 0
Issued Amount	5,000,000
Interest	56,557
Amortization	0
Repayment	(5,056,557)
Balance as at the end of year	0	0
Super short-bond (2019 3rd) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	May 2019
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.30%
Balance as at the end of last year	¥ 0
Issued Amount	2,000,000
Interest	11,311
Amortization	0
Repayment	(2,011,311)
Balance as at the end of year	0	0
Super short-bond (2019 4th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	June 2019
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.40%
Balance as at the end of last year	¥ 0
Issued Amount	2,000,000
Interest	11,803
Amortization	0
Repayment	(2,011,803)
Balance as at the end of year	0	0
Super short-bond (2019 5th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	June 2019
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.40%
Balance as at the end of last year	¥ 0
Issued Amount	2,000,000
Interest	11,803
Amortization	0
Repayment	(2,011,803)
Balance as at the end of year	0	0
Super short-bond (2019 6th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	August 2019
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.20%
Balance as at the end of last year	¥ 0
Issued Amount	2,000,000
Interest	10,820
Amortization	0
Repayment	(2,010,820)
Balance as at the end of year	0	0
Super short-bond (2019 7th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Issuance Date	September 2019
Maturity	60 days
Issue Price	¥ 4,000,000
Coupon Rate	2.20%
Balance as at the end of last year	¥ 0
Issued Amount	4,000,000
Interest	14,426
Amortization	0
Repayment	(4,014,426)
Balance as at the end of year	0	0
Super short-bond (2019 8th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	September 2019
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.15%
Balance as at the end of last year	¥ 0
Issued Amount	2,000,000
Interest	10,574
Amortization	0
Repayment	(2,010,574)
Balance as at the end of year	0	0
Super short-bond (2019 9th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 5,000,000
Issuance Date	October 2019
Maturity	180 days
Issue Price	¥ 5,000,000
Coupon Rate	2.09%
Balance as at the end of last year	¥ 0
Issued Amount	5,000,000
Interest	17,416
Amortization	754
Repayment	0
Balance as at the end of year	5,018,170	0
Super short-bond (2019 10th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	November 2019
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	2.00%
Balance as at the end of last year	¥ 0
Issued Amount	2,000,000
Interest	5,902
Amortization	196
Repayment	0
Balance as at the end of year	2,006,098	0
Super short-bond (2019 11th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	December 2019
Maturity	60 days
Issue Price	¥ 2,000,000
Coupon Rate	1.80%
Balance as at the end of last year	¥ 0
Issued Amount	2,000,000
Interest	1,180
Amortization	87
Repayment	0
Balance as at the end of year	¥ 2,001,267	¥ 0